Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes to the consolidated statements of income
Deferred taxes assets	€ 229,509	€ 283,953
Deferred tax liabilities	708,890	750,286
Net deferred tax liabilities	€ (479,381)	€ (466,333)